ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net (loss) income	¥ (20,716)	$ 173,558	¥ 1,193,311	¥ 164,865
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	11,645	60,749	417,678	85,092
Net cash (used in) provided by operating activities	(68,486)	41,468	285,116	(110,974)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	(2,391)	47,654	327,649	(1,204,269)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO		47,595	327,236
Payment of IPO costs		(3,651)	(25,103)
Proceeds from series B convertible redeemable preferred shares		202,722	1,393,812
Net cash provided by financing activities	77,050	66,531	457,430	2,265,499
Effect of foreign exchange rate changes		(1,895)	(13,028)
Net increase in cash and cash equivalents	6,173	153,758	1,057,167	950,256
Cash, cash equivalents, and restricted cash, beginning of year		139,107	956,429	6,173
Cash, cash equivalents, and restricted cash, end of year	¥ 6,173	292,865	2,013,596	¥ 956,429
360 Finance, Inc | Reportable legal entities
Cash Flows from Operating Activities:
Net (loss) income		173,558	1,193,311
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs		(176,715)	(1,215,009)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities		1,245	8,559
Amounts due from a subsidiary		(195,858)	(1,346,627)
Net cash (used in) provided by operating activities		(197,770)	(1,359,766)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO		47,595	327,236
Payment of IPO costs		(1,760)	(12,100)
Proceeds from series B convertible redeemable preferred shares		(202,722)	(1,393,812)
Net cash provided by financing activities		248,557	1,708,948
Effect of foreign exchange rate changes		(1,895)	(13,028)
Net increase in cash and cash equivalents		48,892	336,154
Cash, cash equivalents, and restricted cash, end of year		$ 48,892	¥ 336,154